Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Nov. 01, 2018	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Oct. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Equity	$ 82,378	$ 81,946		$ 79,955	$ 77,872	$ 76,025
Retained earnings [member]
Disclosure of initial application of standards or interpretations [line items]
Equity	$ 54,716	$ 53,640			$ 49,424	$ 47,405
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Equity				(70)			$ (637)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings [member]
Disclosure of initial application of standards or interpretations [line items]
Equity				$ (70)			$ (558)
IFRS 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			$ (70)